Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	$ 29,013	$ 27,852	$ 27,598
Recognized interest income	1,476	1,283	1,079
Interest Income On Impaired Loans [Abstract]
Interest income, cash basis of accounting	426	316	180
Interest income, other	1,050	967	899
Total Commercial [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	6,354	9,013	11,180
Recognized interest income	271	293	255
Commercial and Industrial Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	1,475	2,281	3,282
Recognized interest income	94	111	105
Commercial Real Estate Mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	3,842	4,821	5,308
Recognized interest income	141	119	80
Commercial Real Estate Construction [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	966	1,818	2,481
Recognized interest income	35	61	70
Lease Financing [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	38	57	80
Recognized interest income	1	1	0
Foreign Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	33	36	29
Recognized interest income	0	1	0
Total Consumer [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	22,659	18,839	16,418
Recognized interest income	1,205	990	824
Real estate 1-4 family first mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	19,419	15,750	13,592
Recognized interest income	973	803	700
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	2,498	2,193	1,962
Recognized interest income	143	80	76
Credit Card [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	480	572	594
Recognized interest income	57	63	21
Automobile [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	232	299	244
Recognized interest income	29	42	26
Other revolving credit and installment [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	30	25	26
Recognized interest income	$ 3	$ 2	$ 1